PENSION AND POST-RETIREMENT BENEFITS - Additional Information - Q2 (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit (income) costs	$ (0.1)	$ (0.7)	$ (0.4)	$ (1.3)		$ 18.8	$ (5.4)	$ (0.4)
Estimated contributions in next fiscal year			10.0			20.0
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit (income) costs	(0.3)	(0.9)	(0.7)	(1.6)		18.3	(6.0)	(1.3)
Employer contributions	1.4		3.1			17.3	18.2
Other Post-Retirement Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit (income) costs	0.2	$ 0.2	0.3	$ 0.3		0.5	0.6	$ 0.9
Employer contributions	$ 0.3		$ 0.5			$ 0.8	$ 0.7
Scenario, Forecast [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net periodic benefit (income) costs					$ (1.0)